Revenue	12 Months Ended
Aug. 31, 2019
Revenue [Abstract]
Revenue

22. REVENUE

Contract assets and liabilities

The table below provides a reconciliation of the significant changes to the current and long-term portion of contract assets and liabilities balances during the year.

	Contract	Contract
	Assets	Liabilities
September 1, 2017	59	235
Increase in contract assets from revenue recognized during the period	198	-
Contract assets transferred to trade receivables	(118)	-
Contract terminations transferred to trade receivables	(4)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(225)
Increase in contract liabilities during the period	-	234
August 31, 2018	135	244
Increase in contract assets from revenue recognized during the period	179	-
Contract assets transferred to trade receivables	(145)	-
Contract terminations transferred to trade receivables	(11)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(236)
Increase in contract liabilities during the period	-	230
August 31, 2019	158	238

	Contract	Contract
	Assets	Liabilities
Current	103	226
Long-term	32	18
Balance as at September 1, 2018	135	244
Current	106	223
Long-term	52	15
Balance as at August 31, 2019	158	238

Deferred commission cost assets

The table below provides a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the year ended August 31, 2019 and 2018. We believe these amounts to be recoverable through the revenue earned from the related contracts. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

September 1, 2017	57
Additions to deferred commission cost assets	70
Amortization recognized on deferred commission cost assets	(52)
August 31, 2018	75
Additions to deferred commission cost assets	85
Amortization recognized on deferred commission cost assets	(66)
August 31, 2019	94

Current	50
Long-term	25
Balance as at September 1, 2018	75
Current	59
Long-term	35
Balance as at August 31, 2019	94

Commission costs are amortized over a period ranging from 24 to 36 months.

Disaggregation of revenue

		2018
	2019	(restated, note 2)
	$	$
Services
Wireline - Consumer	3,707	3,725
Wireline - Business	593	567
Wireless	694	564
	4,994	4,856
Equipment and other
Wireless	353	337
	353	337
Intersegment eliminations	(7)	(4)
Total revenue	5,340	5,189

Remaining performance obligations

The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at August 31, 2019:

	Within	Within
	1 year	2 years	Total
	$	$	$
Wireline	2,747	1,211	3,958
Wireless	362	145	507
Total	3,109	1,356	4,465

When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.